Employee Benefits Expense - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Employee benefits expense	$ 36,479	$ 3,732
Development Costs	43,027	36,036
Platform Application Expenses [Member]
Statement [Line Items]
Employee benefits expense	24,540	5,676
Research Development Expenses [Member]
Statement [Line Items]
Employee benefits expense	18,564	28,149
Sales, General And Administrative Expenses [Member]
Statement [Line Items]
Employee benefits expense	$ 34,362	$ 26,020